Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2020
Commitments And Contingencies
Schedule of Expected Future Minimum Lease Payments
Service and manufacturing
$
Less than 1 year	931
1 - 3 years	12
4 - 5 years	4
More than 5 years	3
Total	950